                                    PART II

                      CONTENTS OF REGISTRATION STATEMENT

                REPRESENTATION WITH RESPECT TO FEES AND CHARGES

  Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies. Metropolitan Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Metropolitan Life to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies issued pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein based on supplements, amendments, endorsements or other riders to such policies or prospectuses, or otherwise.

  This Registration Statement comprises the following papers and documents:

    The facing sheet.

    Cross-Reference Table.

    UL2001 Prospectus consisting of 126 pages.

    UL11 Prospectus consisting of 123 pages.

    Undertaking to File Reports (filed with the initial filing of this Registration Statement on May 14, 1992.)

    Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933 (filed with the initial filing of this Registration Statement on May 14, 1992.)

    Representation with respect to fees and charges.

    The signatures.

    Written Consents of the following persons:

     Company Actuary (filed with Exhibit 6 below).

     Independent Auditors

    The following exhibits:

      1.A (1) --Resolution of Board of Directors of Metropolitan Life
                effecting the establishment of Metropolitan Life Separate
                Account UL...............................................   ++++
          (2) --Not Applicable
          (3) --(a) Not Applicable
              --(b) Form of Selected Broker Agreement....................   ++++
              --(c) Schedule of Sales Commissions........................    ++
          (4) --Not applicable
          (5) --(a) (i)  Specimen Old Product Flexible Premium
                         Multifunded Life Insurance Policy (including
                         application and any alternate pages as required
                         by state law) with form of riders, if any.......   ++++
                   (ii)  Specimen New Product Flexible Premium
                         Multifunded Life Insurance Policy (including
                         application and any alternate pages required by
                         state law) with form of riders..................    *
              --(b) Riders for Disability Waiver Rider, and Accidental
                    Death Benefit........................................   ++++

          --(c) Riders for Accelerated Death Benefit, Children's Term
                Insurance Benefit and Spouse Term Insurance Benefit.........    ++++
          --(d) New York Endorsement for Old Product to Flexible Premium
                Multifunded Life Insurance Policy...........................    ++++
          --(e) Additional alternate pages for Old Product required by state
                law.........................................................    ++++
          --(f) Endorsement adding death benefit Option C for Old Product...    ++++
          --(g) Forms of illustrations......................................     **
          --(h) Participation Agreement with New England Zenith Fund........    ****
          --(i)Endorsement--Long Term care guaranteed purchase                   +
     (6)  --(a) Restated Charter and By-Laws of Metropolitan Life...........    ***
     (7)  --Not Applicable
     (8)  --Not Applicable
     (9)  --Not Applicable
      2.  --See Exhibit 1.A(5) above
      3.a --Opinion and consent of Christopher P. Nicholas as to the
            legality of the securities being registered.....................   ++++++
       .b --Opinion and consent of Anne M. Goggin as to the legality of the
           securities being registered                                           +
      4.  --Not Applicable
      5.  --Not Applicable
      6.a --Opinion and consent of Marian Zeldin relating to the Flexible
            Premium Multifunded Life Insurance Policies ....................     +
      8.  --Powers of Attorney..............................................   +++++
      9.  --Method of Computing Exchange pursuant to Rule
            6e-3(T)(b)(13)(v)(B) under the Investment Company Act of 1940
            (not required because there will be no cash value adjustments)
     11.a --Memoranda describing certain procedures filed pursuant to Rule
            6e-3(T)(b)(12)(iii).............................................    ++++
       .b --Addendum to Memoranda describing certain procedures filed
           pursuant to Rule 6e-3(T)(b)(12)(iii).............................     +
     27.  --Financial Data Schedule (inapplicable)

--------

      + Filed herewith.
     ++ Incorporated by reference from "Distribution of the Policies" in the
        Prospectuses included herein.
    +++ Incorporated by reference to the filing of Post-Effective Amendment No.
        4 to the Registration Statement of Separate Account UL (File No. 33-57320) on March 1, 1996.
   ++++ Included in the filing of Post-Effective Amendment No. 5 to this Registration Statement on April 30, 1997.

  +++++ Included in the filing of Post-Effective Amendment No. 5 to this Registration Statement on April 30, 1997 except for Robert H. Benmosche's power of attorney, which is incorporated by reference to the Registration Statement of Separate Account UL (File No. 333-40161) filed on November 13, 1997, Stewart G. Nagler's power of attorney which is included in the filing of Post-Effective Amendment No. 6 to this Registration Statement on December 23, 1997, Virginia M. Wilson's power of attorney, which is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Metropolitan Life Separate Account E (File No. 333-80547) filed on November 1, 1999, and William C. Steere's power of attorney, which is incorporated by reference to the filing of Post-Effective Amendment No. 8 of Separate Account UL (File no. 33-57320) on April 23, 1999, and John C. Danforth's power of attorney, which is incorporated by reference to the filing of Post-Effective Amendment No. 27 of Separate Account E (File No. 2-90380) on April 3, 2001.
 ++++++ Included in the filing of Post-Effective Amendment No. 6 to this
        Registration Statement on December 23, 1997.
      * Included in the filing of Post-Effective Amendment No. 7 to this Registration Statement on February 27, 1998.
     ** Included in the filing of Post-Effective Amendment No. 10 to this Registration Statement on April 2, 1999.

    *** Included in the filing of Post-Effective Amendment No. 11 to this Registration Statement on April 6, 2000.

   **** Including in the filing of Post-Effective Amendment No. 10 of Separate
        Account UL (File No. 33-57320) on September 18, 2000.

                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, METROPOLITAN LIFE INSURANCE COMPANY, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDED REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED, AND ITS SEAL TO BE HEREUNTO AFFIXED AND ATTESTED, ALL IN THE CITY OF NEW YORK, STATE OF NEW YORK, THIS 6TH DAY OF APRIL, 2001.

                                          METROPOLITAN LIFE
                                           INSURANCE COMPANY
(Seal)

                                                    /s/ Gary A. Beller
                                          By: _________________________________
                                                      GARY A. BELLER
                                             SENIOR EXECUTIVE VICE-PRESIDENT &
                                                      GENERAL COUNSEL

         /s/ Cheryl D. Martino
Attest: _____________________________
           CHERYL D. MARTINO
          Assistant Secretary

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURE                        TITLE                 DATE



*                                      Chairman of the
-------------------------------------   Board, President
         ROBERT H. BENMOSCHE            and Chief Executive
                                        Officer and
                                        Director (Principal
                                        Executive Officer)

*                                      Vice-Chairman of the
-------------------------------------   Board and Chief
            GERALD CLARK                Investment Officer
                                        and Director

*                                      Vice-Chairman of the
-------------------------------------   Board and Chief
          STEWART G. NAGLER             Financial Officer
                                        (Principal
                                        Financial Officer)

*                                      Senior Vice-
-------------------------------------   President and
         VIRGINIA M. WILSON             Controller
                                        (Principal
                                        Accounting Officer)

*                                      Director
-------------------------------------
         CURTIS H. BARNETTE

*                                      Director
-------------------------------------
          JOAN GANZ COONEY


     /s/ Christopher P. Nicholas
*By _________________________________                           April 6, 2001
    CHRISTOPHER P. NICHOLAS, ESQ.
          ATTORNEY-IN-FACT

              SIGNATURE                         TITLE                DATE

*                                       Director
-------------------------------------

        JOHN C. DANFORTH

*                                       Director
-------------------------------------
         BURTON A. DOLE, JR.

*                                       Director
-------------------------------------
          JAMES R. HOUGHTON

*                                       Director
-------------------------------------
          HELENE L. KAPLAN

*                                       Director
-------------------------------------
         CHARLES M. LEIGHTON

*                                       Director
-------------------------------------
         JOHN J. PHELAN, JR.

*                                       Director
-------------------------------------
            HUGH B. PRICE

*                                       Director
-------------------------------------
         ROBERT G. SCHWARTZ

*                                       Director
-------------------------------------
       RUTH J. SIMMONS, PH.D.

*                                       Director
-------------------------------------
       WILLIAM C. STEERE, JR.

     /s/ Christopher P. Nicholas
*By _________________________________                           April 6, 2001
    CHRISTOPHER P. NICHOLAS, ESQ.
          ATTORNEY-IN-FACT

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, METROPOLITAN LIFE SEPARATE ACCOUNT UL, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDED REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED, ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED, AND ITS SEAL TO BE HEREUNTO AFFIXED AND ATTESTED, ALL IN THE CITY OF NEW YORK, STATE OF NEW YORK THIS 6TH DAY OF APRIL, 2001.

                                          METROPOLITAN LIFE SEPARATE ACCOUNT
                                          UL
                                            (REGISTRANT)

                                            By: METROPOLITAN LIFE INSURANCE
                                                COMPANY
                                                   (DEPOSITOR)


(Seal)                                                 /s/ Gary A. Beller
                                              By: _____________________________
                                                         GARY A. BELLER
                                                     SENIOR EXECUTIVE VICE-
                                                           PRESIDENT
                                                      AND GENERAL COUNSEL

         /s/ Cheryl D. Martino
Attest: _____________________________
           CHERYL D. MARTINO
          ASSISTANT SECRETARY

                         INDEPENDENT AUDITORS' CONSENT

Metropolitan Life Insurance Company:

  We consent to the use in this Post-Effective Amendment No. 12 to the Registration Statement No. 33-47927 of Metropolitan Life Separate Account UL on Form S-6 of our report dated March 5, 2001, relating to Metropolitan Life Separate Account UL, and our report dated February 9, 2001, relating to Metropolitan Life Insurance Company, both appearing in the Prospectuses, which are a part of such Registration Statement, and to the reference to us under the heading "Legal, Accounting and Actuarial Matters" appearing in such Prospectuses.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
New York, New York

April 5, 2001